Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

January 6, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Bridges Investment Fund (S000079190)
Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Bridges Investment Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated January 3, 2023, and filed electronically as Post-Effective Amendment No. 847 to the Fund’s Registration Statement on Form N-1A on January 3, 2023.

If you have any questions concerning the foregoing, please contact the undersigned at carl.gee@usbank.com or (414) 516-1716.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President & Secretary of the Trust